Annual Total Returns[BarChart] - ProShares Ultra QQQ - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.13%	34.98%	81.84%	37.52%	14.74%	10.01%	70.55%	(8.39%)	82.07%	89.03%